DISCONTINUED OPERATIONS - Remaining assets and liabilities of discontinued operations (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets:
Accounts receivable, net		$ 44,300
Notes and loan receivable		16,750
Assets of discontinued operations		61,050
Liabilities:
Accounts payables and accrued expenses		21,622
Liabilities of discontinued operations		$ 21,622